Vessels, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$1,272,351	$(317,060)	$955,291
Transfer from Advances for vessels	39,725	—	39,725
Depreciation expense	—	(50,310)	(50,310)
Balance, December 31, 2019	$1,312,076	$(367,370)	$944,706
Transfer from Advances for vessels	59,265	—	59,265
Transfer to Assets held for sale	(13,881)	6,343	(7,538)
Depreciation expense	—	(54,269)	(54,269)
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164

Transfer from Advances for vessels represents advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and sulfur oxide exhaust gas cleaning systems (“Scrubbers”), and vessel improvements in respect of second-hand vessels acquired and comprised:

•During the year ended December 31, 2019: BWTS and Scrubbers retrofitting on several vessels; and
•During the year ended December 31, 2020: Delivery to the Company of Troodos Oak (ex-Hull No. S 1772) and BWTS and Scrubbers retrofitting on several vessels.

Transfer to Assets held for sale during the year ended December 31, 2020 relates to the vessel Paraskevi; refer to Note 6 below.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired at December 31, 2019 and December 31, 2020.

As of December 31, 2020, 31 vessels owned by the Company with a carrying value of $679,761 had first priority mortgages registered as security for certain of the Company’s loans and credit facilities, while title of ownership is held by the relevant lender for another 10 vessels with a carrying value of $242,994 to secure the relevant sale and lease back financing transactions. See further Note 7.